Commitments	12 Months Ended
Feb. 28, 2013
Commitments [Text Block]
11.	Commitments

The Company is committed to certain agreements and operating leases. The minimum amounts due over the remaining terms of those agreements are as follows:

2014	$865,541
2015	871,202
2016	860,803
2017	883,452
2018	484,212
and thereafter	540,752

Total future minimum payments	$4,505,962

During the years ended February 28, 2013, February 29, 2012, and February 28, 2011, we incurred rental expenses of $931,224, $893,951, and $902,837 respectively.